Income Taxes - Schedule of Reconciliation of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income taxes at United Kingdom statutory rate	$ (43,526)	$ (7,640)	$ (3,831)
State income taxes	370	41	14
Permanent differences	293	115	75
Tax credits		(286)	(99)
Foreign rate differential	20	(40)	6
Change in valuation allowance	43,562	7,827	3,855
Impact of United States tax reform	159	36
Other	92
Total provision for income taxes	$ 970	$ 53	$ 20